Equity Incentive Schemes and Stock Compensation Charges - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	$ 55,667	$ 70,523	$ 133,844
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	26,595	22,854	18,551
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	29,072	47,669	41,457
Transaction and integration related
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	$ 0	$ 0	$ 73,836